NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2014
NOTES PAYABLE [Abstract]
Schedule of Notes Payable	The maturities of 7% notes payable are as follows:
2014	$272,000
2015	346,678
2016	216,871
Total	835,549

Less current maturities	(835,549)
Long term debt	$-